Acquisitions and Divestitures - Acquisition of Meadow Foods Limited (Details) - Nov. 29, 2024 - Meadow Foods £ in Millions, $ in Millions	USD ($)	GBP (£)
Acquisitions and Divestitures
Percentage equity interest in acquiree	93.20%
Purchase consideration	$ 333.1
Fair value of equity interest previously held	250.5	£ 197.1
Additional consideration	$ 82.6	£ 65.0